Shareholders Equity - Changes in the Composition of the Share of CHN Industrial (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares outstanding, beginning balance (in shares)	1,353,910,471
Special voting shares, shares outstanding, beginning balance (in shares)	371,328,154
Common and special voting shares, shares outstanding (in shares)	1,725,238,625	1,738,083,283	1,742,557,582
Capital increase (in shares)	2,166,529	3,778,354	2,568,751
Common stock repurchases (in shares)	0	0	(6,268,592)
Retirement of special voting shares (in shares)	(109,904)	(16,623,012)	(774,458)
Common shares, shares outstanding, ending balance (in shares)	1,356,077,000	1,353,910,471
Special voting shares, shares outstanding, ending balance (in shares)	371,218,250	371,328,154
Common and special voting shares, shares outstanding (in shares)	1,727,295,250	1,725,238,625	1,738,083,283
Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding, beginning balance (in shares)	1,353,910,471	1,350,132,117	1,353,831,958
Capital increase (in shares)	2,166,529	3,778,354	2,568,751
Common stock repurchases (in shares)	0	0	(6,268,592)
Common shares, shares outstanding, ending balance (in shares)	1,356,077,000	1,353,910,471	1,350,132,117
Loyalty Program Special Voting Rights
Class of Stock [Line Items]
Special voting shares, shares outstanding, beginning balance (in shares)	371,328,154	387,951,166	388,725,624
Common stock repurchases (in shares)			0
Retirement of special voting shares (in shares)	(109,904)	(16,623,012)	(774,458)
Special voting shares, shares outstanding, ending balance (in shares)	371,218,250	371,328,154	387,951,166